Oct. 16, 2025
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund

Effective immediately, the following changes are made to the Prospectus with respect to Calamos Phineus Long/Short Fund:

(1) On page 16, under the heading “Principal Investment Strategies”, the third to the last sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Fund may maintain long and short positions through the use of derivative instruments, such as options, futures, swaps, and forward contracts, without investing directly in the underlying asset.

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated October 16, 2025 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectus and Statement of Additional Information, each dated February 28, 2025, as supplemented

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.